Cash flows from operating activities (Tables)	12 Months Ended
Dec. 31, 2023
Cash Flow Statement [Abstract]
Schedule of cash flow disclosures

		Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
	Note	€m	€m	€m
Cash flows from operating activities
Profit for the year		192.7	249.8	181.0
Adjustments for:
Exceptional items	7	72.5	48.7	45.3
Non-cash fair value purchase price adjustment of inventory	5	—	—	8.4
Share based payments expense		24.1	8.1	5.1
Depreciation and amortization	6	95.0	88.6	71.6
Loss on disposal and impairment of property, plant and equipment		1.2	0.8	0.7
Net finance costs	10	86.8	54.4	106.0
Taxation	11	60.9	71.2	55.7
Operating cash flow before changes in working capital, provisions and exceptional items		533.2	521.6	473.8
Decrease/(increase) in inventories		18.8	(61.7)	(23.8)
Decrease/(increase) in trade and other receivables		0.3	(38.3)	24.1
Increase/(decrease) in trade and other payables		42.1	5.6	(25.0)
(Decrease)/increase in employee benefit and other provisions		(3.2)	(2.4)	1.2
Cash generated from operations before tax and exceptional items		591.2	424.8	450.3